ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable
	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Accounts receivable	651,343	672,872	96,914
Allowance for doubtful accounts	(17,903)	(71,987)	(10,369)

	633,440	600,885	86,545